Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959

Medalist Partners MBS Total Return Fund
Class A	SEMOX
Institutional Class	SEMMX
Investor Class	SEMPX

Medalist Partners Short Duration Fund
Institutional Class	SEMIX
Investor Class	SEMRX

(Each a “Fund,” together, the “Funds”)

Supplement dated January 9, 2026 to the
Statement of Additional Information (“SAI”) dated March 30, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this Supplement with your Statement of Additional Information